Prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses and other current assets
Prepaid expenses and other current assets	€ 40,287	€ 49,244
Prepayments for compensation	5,595	0
Tax receivable	24,840	35,234
Outstanding VAT refund claims	24,555
Current grant receivable	285
GSK
Prepaid expenses and other current assets
Prepayments for future service agreements and goods	€ 4,507	€ 5,724